GUARANTEED PREFERRED BENEFICIAL INTEREST IN JUNIOR SUBORDINATED DEBENTURES (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 15, 2005 Capital Trust II [Member]	Jul. 31, 2004 Capital Trust II [Member]	Dec. 31, 2012 Capital Trust II [Member]	Dec. 31, 2012 Capital Trust II [Member] Common Securities [Member]	Dec. 31, 2011 Capital Trust II [Member] Common Securities [Member]	Dec. 31, 2011 Capital Trust I [Member]
Debt Instrument, Face Amount	$ 5,000,000	$ 7,000,000
Debt Instrument, Description of Variable Rate Basis	The variable rate is based on the 90-day LIBOR rate plus 1.70%.	The variable rate is based on the 90-day LIBOR rate plus 2.60%.
Additonal Amount Contributed To Purchase Debt				155,000	217,000
Junior Subordinated Notes Purchased				$ 5,155,000	$ 7,217,000
Debt Instrument, Maturity Date			Jun. 15, 2035			Jul. 22, 2034